Net Income - Interest Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Interest costs [abstract]
Interest on bonds payable	$ 169		$ 168	$ 168
Interest on lease liabilities	154		128	105
Interest paid to financial institutions	45		42	44
Others	2		1	2
Interest expenses	$ 370	$ 12	$ 339	$ 319